INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

Significant components of the Company’s net deferred tax asset are as follows:

	As of December 31,
	2016	2015
Deferred tax assets:
Net operating losses	$6,750,034	$4,932,778
Accrued expenses	208,657	482,130
Stock options	446,539	402,598
Tax credit carryforwards	913,326	748,255
Depreciation and amortization	21,751	(23,311)
Capitalized R&D	4,933,469	4,070,458
Total gross deferred tax assets	13,273,776	10,612,908
Valuation allowance	(13,273,776)	(10,612,908)
Total deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	As of December 31,
	2016	2015
Income tax benefit computed at federal statutory tax rate	34.0%	34.0%
State taxes, net of federal benefit	2.8%	(14.8)%
Non-deductible items	(14.9)%	(139.2)%
General business credits and other credits	1.2%	(10.2)%
Change in valuation allowance	(22.5)%	130.5%
Other	(0.6)%	(0.3)%
Effective tax rate	0.0%	0.0%